FINANCIAL INSTRUMENTS (Impact of Derivative Instruments on Total Operating Expenses)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
Gain (loss) on derivative instruments	$ 1,181	$ (116)	$ 496